Organization and Business Description (Details) - Schedule of Unaudited Cash flow - Variable Interest Entity, Primary Beneficiary [Member] - USD ($)	5 Months Ended
	Dec. 10, 2021	Jun. 30, 2021
Cash flows from operating activities:
Net Income (Loss)	$ (18,621)	$ (216,150)
Changes in operating assets and liabilities:
Accounts receivable
Advances to suppliers
Prepaid expenses and other current assets	4,095	(2,847)
Other noncurrent assets		(1,421)
Accrued expenses and other current liabilities	53,198	216,478
Net cash provided by (used in) operating activities	38,672	(3,940)
Effect of exchange rate fluctuation on cash	349	515
Net increase (decrease) in cash	39,021	(3,425)
Cash and restricted cash at beginning of year	2,891	6,316
Cash and restricted cash at end of year	$ 41,912	$ 2,891